Commitments and Contingencies - Capital Lease Obligations (Details) - USD ($)	1 Months Ended	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Capital Leases
Amortization expense	$ 0	$ 0
Future lease payments under the capital lease obligations
Nine Months Ending December 31, 2015	60,011
2016	80,015
2017	76,237
Total payments	216,263
Less: portion representing interest	10,444
Principal portion	205,819
Less: current portion	(67,590)
Long-term portion	138,229
Future maturities of capital lease obligations
Nine Months Ending December 31, 2015	55,136
2016	75,849
2017	74,834
Total	$ 205,819
Capital Lease Obligations | Director
Capital Leases
Capital lease, inputed interest rate (as percent)	7.30%
Monthly payment	$ 6,668
Property and Equipment
Capital Leases
Total cost	$ 210,000